Revenues from Contracts with Customers - Contract Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
As of January 1	€ 294.9	€ 353.3
Additions from business combinations	0.0	0.0
Other additions	652.4	0.0
Reclassification from non-current to current	756.6	215.5
Recognition as revenues	(948.7)	(272.7)
Currency effects functional currency	(0.3)	(1.2)
As of December 31	754.9	294.9
Non-current
As of January 1	183.0	398.5
Additions from business combinations	0.4	0.0
Recognition as revenues	661.2	0.0
Reclassification from non-current to current	(756.6)	(215.5)
Recognition as revenues	0.0	0.0
Currency effects functional currency	0.0	0.0
As of December 31	88.0	183.0
Contract Liabilities [Roll Forward]
Contract liabilities at beginning of period	477.9	751.8
Additions from business combinations	0.4	0.0
Other additions	1,313.6	0.0
Reclassification from non-current to current	0.0	0.0
Recognition as revenues	(948.7)	(272.7)
Currency effects functional currency	(0.3)	(1.2)
As of December 31	€ 842.9	€ 477.9